Lease (Details) - Schedule of maturity analysis of company’s lease liabilities $ in Thousands	Dec. 31, 2022 USD ($)
Schedule of Maturity Analysis of Companys Lease Liabilities [Abstract]
Less than one year	$ 64
Two to four years	147
Total	211
Current maturities of lease liability	64
Long-term lease liability	$ 147